Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Astor S.T.A.R. ETF Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with less volatility than the equity market in general.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Sector Tactical Asset Rotation (S.T.A.R.) ETF Fund (the "Fund") invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.   Where possible, the Fund intends to invest primarily in the universe of ETFs offered by First Trust Portfolios, L.P., including the AlphaDEX® line of ETFs.  However, it may invest in ETFs offered by other firms where First Trust Portfolios, L.P. does not offer an ETF to meet the Fund's current allocation strategy, or the portfolio managers otherwise select an alternate ETF to match the current allocation strategy.   The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts ("REITs").  Pursuant to the Fund's principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in domestic issuers of varying market capitalizations.  While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above).  With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO").  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The Fund is named to reflect its investment strategy – “sector tactical asset rotation” or S.T.A.R.     The Fund's adviser seeks capital appreciation and below-market return volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

To facilitate the rotation of assets in the relevant sectors, the Fund intends to invest a substantial amount of its assets in the ETFS offered by First Trust Portfolios, L.P. including the AlphaDEX® line of ETFs.

The adviser's investment model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions.  The adviser uses these economic inputs to determine, what the adviser believes to be, the current phase of the business cycle: (i) expansion, (ii) peak, (iii) contraction or (iv) trough.  Once the current phase of the business cycle is identified, the adviser tactically allocates assets among various sectors and rebalances the Fund's investment portfolio with the goal of achieving capital appreciation and relatively low return volatility throughout all phases of the business cycle.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing (rotation) , the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs or Underlying Funds linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs or Underlying Funds and alternative/specialty ETFs or Underlying Funds.  Alternative or specialty ETFs and Underlying Funds are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs and Underlying Funds linked to commodities, such as oil or gold, as well as ETFs and Underlying Funds focused on specific industries such as real estate, or focused on specific economic segments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1)

First Trust AlphaDEX® Fund Risk.  The Fund may to invest in ETFs sponsored by First Trust Portfolios, L.P., where available.  The adviser and First Trust Portfolios, L.P. have entered into a reciprocal license agreement, which may present a conflict of interest by creating an incentive for the adviser to select First Trust ETFs when other ETFs may also be considered suitable for investment purposes within the S.T.A.R. Program.   While the adviser has determined such family of ETFs to provide appropriate investment opportunities across the various sectors to deploy its asset allocation strategy, First Trust ETFs may have management fees or expenses which are higher than alternative ETFs the portfolio managers may have selected. .

(2)

Alternative and Specialty Assets Risks.  The Fund may purchase ETFs that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities or real estate, and may include leverage, which magnifies the changes in the value of the ETF.

(3)

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(4)

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(5)

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(6)

Fixed-Income Risk.  When the Fund invests in fixed-income ETFs the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

(7)

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

(8)

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(9)

Small and Medium Capitalization Company Risk.  Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.astorllc.com or by calling (877) 738-0333.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 738-0333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astorllc.com
Astor S.T.A.R. ETF Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,753
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,283
Astor S.T.A.R. ETF Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,653

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.50% and 2.25%, for Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.